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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free California Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 91.3%
AIRPORT 4.4%
City of Los Angeles Department of Airports Subordinated Refunding Revenue Bonds Series 2015C
05/15/29	5.000%	$2,410,000	$2,820,592
City of San Jose Airport
Refunding Revenue Bonds
Series 2014B
03/01/27	5.000%	2,000,000	2,313,560
Series 2014C
03/01/30	5.000%	2,500,000	2,839,375
Revenue Bonds
Series 2007B (AMBAC)
03/01/22	5.000%	1,000,000	1,042,930
County of Orange Airport Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,696,530
County of Sacramento Airport System Revenue Bonds Senior Series 2008A (AGM)
07/01/23	5.000%	1,000,000	1,108,030
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,140,570
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,033,597
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,355,360
Total			17,350,544
HEALTH SERVICES 0.3%
California Municipal Finance Authority Refunding Revenue Bonds Harbor Regional Center Project Series 2015
11/01/32	5.000%	1,120,000	1,240,176
HIGHER EDUCATION 4.3%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,638,555
Chapman University
Series 2015
04/01/26	5.000%	1,000,000	1,178,910
Pitzer College
Series 2009
04/01/19	5.000%	1,610,000	1,823,534

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
University of Southern California
Series 2009C
10/01/24	5.250%	$3,000,000	$3,784,860
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/25	5.000%	395,000	449,123
04/01/26	5.000%	1,000,000	1,122,950
Revenue Bonds
Biola University
Series 2013
10/01/24	5.000%	505,000	573,246
10/01/28	5.000%	840,000	926,117
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC)
10/01/16	5.000%	1,000,000	1,054,140
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,861,900
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/23	5.125%	715,000	754,797
Lancer Plaza Project
Series 2013
11/01/23	5.125%	940,000	969,262
Total			17,137,394
HOSPITAL 7.8%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,170,310
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/27	5.000%	1,500,000	1,734,960
Marshall Medical Center
Series 2015
11/01/23	5.000%	325,000	381,904
Sutter Health Obligation Group
Series 2011D
08/15/26	5.000%	2,250,000	2,605,793
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,443,050
Series 2009E
07/01/25	5.625%	1,500,000	1,714,665

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Children’s Hospital of Orange County
Series 2009
11/01/21	6.000%	$2,000,000	$2,372,760
City of Hope Obligation Group
Series 2012A
11/15/21	5.000%	600,000	709,314
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/28	5.000%	300,000	349,515
Providence Health & Services
Series 2014A
10/01/30	5.000%	1,500,000	1,729,710
California Municipal Finance Authority Refunding Revenue Bonds Community Medical Centers Series 2015A
02/01/27	5.000%	1,200,000	1,358,400
California Statewide Communities Development Authority
Refunding Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/33	5.000%	2,300,000	2,552,931
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/27	5.000%	1,000,000	1,132,220
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,141,720
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,281,480
Loma Linda University Medical Center
Series 2014
12/01/34	5.250%	3,000,000	3,200,370
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,154,510
Total			31,033,612
JOINT POWER AUTHORITY 3.6%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,745,050
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,327,720
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/22	5.000%	2,000,000	2,236,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Series 2015C
07/01/26	5.000%	$5,000,000	$6,036,050
Total			14,345,380
LOCAL APPROPRIATION 4.7%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	1,495,000	1,668,166
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	787,140
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,081,530
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,099,572
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,210,380
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,797,775
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,217,891
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012-A
11/01/27	5.000%	2,145,000	2,374,172
11/01/28	5.000%	1,155,000	1,271,366
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	480,484
07/15/28	5.250%	2,275,000	2,519,153

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	$1,000,000	$1,076,130
Total			18,583,759
LOCAL GENERAL OBLIGATION 8.3%
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	3,000,000	3,564,060
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	2,095,000	2,414,299
Compton Unified School District (a)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,498,743
06/01/24	0.000%	1,925,000	1,351,947
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,850,654
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,516,800
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012B
08/01/23	5.000%	700,000	837,767
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1 (a)
08/01/31	0.000%	1,375,000	697,414
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (a)
08/01/22	0.000%	2,140,000	1,804,512
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,167,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Rancho Santiago Community College District (a)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	$3,785,000	$2,001,811
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (a)
09/01/26	0.000%	1,100,000	736,417
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (a)
09/01/15	0.000%	1,000,000	999,722
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,347,160
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
08/01/21	5.250%	2,375,000	2,846,651
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,154,161
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,567,060
Series 2012
08/01/27	5.000%	2,365,000	2,708,351
Total			33,065,229
MULTI-FAMILY 1.3%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/35	5.000%	400,000	435,288
Caritas Affordable Housing
Senior Series 2014
08/15/30	5.000%	1,000,000	1,099,090
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,112,420
05/15/20	5.000%	750,000	846,435
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/17	5.000%	1,500,000	1,599,765
Total			5,092,998

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 6.7%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	$1,000,000	$1,116,600
City of Santa Clara Electric Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,128,430
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	3,900,000	4,302,012
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2008
11/01/21	5.250%	2,500,000	2,817,300
Series 2011D
11/01/22	5.000%	2,860,000	3,310,307
11/01/23	5.000%	1,040,000	1,201,023
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,309,320
Series 2014D
07/01/33	5.000%	1,700,000	1,955,629
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,084,300
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,682,250
State of California Department of Water Resources Revenue Bonds Subordinated Series 2005G-11
05/01/18	5.000%	2,000,000	2,227,640
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,119,330
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/30	5.000%	850,000	974,950
01/01/31	5.000%	1,000,000	1,138,650
Total			26,367,741
OTHER BOND ISSUE 0.8%
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/28	5.000%	635,000	709,657

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	$2,210,000	$2,498,847
Total			3,208,504
PORTS 1.5%
Port of Los Angeles Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,318,060
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,256,872
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/27	5.000%	1,000,000	1,146,710
09/01/28	5.000%	1,100,000	1,247,829
Total			5,969,471
PREP SCHOOL 0.6%
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/34	5.000%	600,000	621,810
California School Finance Authority (b)
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/30	5.000%	1,700,000	1,781,192
Total			2,403,002
PREPAID GAS 0.6%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,450,720
RECREATION 0.5%
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015 (c)
10/01/25	5.000%	1,665,000	1,853,794

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 4.9%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA)
04/01/22	5.000%	$1,100,000	$1,134,782
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	500,000	540,990
City & County of San Francisco Prerefunded 06/15/20 Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,981,099
City of Los Angeles Wastewater System Prerefunded 06/01/19 Revenue Bonds Series 2009A
06/01/25	5.750%	1,110,000	1,306,026
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,252,650
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity (a)
09/01/16	0.000%	2,000,000	1,992,060
Los Angeles Unified School District Prerefunded 07/01/16 Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,042,990
Sacramento County Sanitation Districts Financing Authority Prerefunded 06/01/16 Revenue Bonds Sacramento Regional County Sanitation Series 2006 (NPFGC)
12/01/17	5.000%	1,000,000	1,039,630
Sacramento Municipal Utility District Prerefunded 07/01/16 Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	2,000,000	2,088,640
Southern California Public Power Authority Prerefunded 07/01/18 Revenue Bonds Southern Transmission Project Series 2008
07/01/27	6.000%	1,000,000	1,148,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
State of California Prerefunded Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity
07/01/18	5.000%	$2,320,000	$2,596,057
University of California Prerefunded 05/15/19 Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,147,060
Total			19,270,344
RETIREMENT COMMUNITIES 6.0%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	3,139,484
Series 2012
07/01/21	5.000%	1,000,000	1,132,300
Revenue Bonds
Casa de las Campanas, Inc.
Series 2010
09/01/15	4.000%	520,000	521,424
Odd Fellows Home of California
Series 2012-A
04/01/32	5.000%	4,750,000	5,292,830
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/28	5.000%	310,000	357,229
07/01/29	5.000%	300,000	344,193
Revenue Bonds
Insured California Nevada-Methodist
Series 2006
07/01/26	5.000%	1,000,000	1,038,920
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/19	5.000%	875,000	941,762
American Baptist Homes West
Series 2015
10/01/24	5.000%	2,575,000	2,912,170
10/01/26	5.000%	1,000,000	1,116,460
Episcopal Communities and Services
Series 2012
05/15/27	5.000%	1,520,000	1,686,470
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/28	5.000%	1,000,000	1,133,800
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/24	5.000%	310,000	345,898
05/15/25	5.000%	530,000	587,399

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
05/15/26	5.000%	$700,000	$769,370
05/15/29	5.000%	1,135,000	1,225,267
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/34	5.000%	1,000,000	1,109,290
Total			23,654,266
SALES TAX 0.2%
State of California Unrefunded Unlimited General Obligation Bonds Series 2009A
07/01/18	5.000%	680,000	764,687
SPECIAL NON PROPERTY TAX 0.9%
Virgin Islands Public Finance Authority (d)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,982,956
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	1,490,000	1,671,736
Total			3,654,692
SPECIAL PROPERTY TAX 13.3%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,196,677
City of Irvine Refunding Special Assesment Bonds Limited Obligation Reassessment District Series 2015 (c)
09/02/25	5.000%	1,300,000	1,530,958
Concord Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Build America Bonds Series 2014
03/01/25	5.000%	840,000	1,001,801
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	630,000	707,855
09/01/27	5.000%	805,000	899,773
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/23	5.000%	2,415,000	2,904,593
09/01/26	5.000%	1,000,000	1,173,880
09/01/27	5.000%	1,000,000	1,160,260
09/01/30	5.000%	815,000	928,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
09/01/31	5.000%	$590,000	$670,629
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,526,408
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/21	5.000%	755,000	887,933
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,482,171
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/30	5.000%	2,065,000	2,393,666
09/01/31	5.000%	2,720,000	3,135,834
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/29	5.000%	530,000	596,658
09/01/30	5.000%	625,000	699,975
09/01/32	5.000%	625,000	693,794
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/30	5.000%	1,500,000	1,651,635
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,238,033
Los Angeles Community Facilities District Refunding Special Tax Bonds Playa Vista-Phase 1 Series 2014
09/01/30	5.000%	1,000,000	1,119,960
Los Angeles County Redevelopment Authority Refunding Tax Allocation Bonds Los Angeles Bunker Hill Project Series 2014C (AGM)
12/01/28	5.000%	3,000,000	3,504,870
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013
09/01/22	5.000%	2,000,000	2,346,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B
09/01/26	5.000%	$1,000,000	$1,160,910
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,785,000	1,979,172
09/01/29	5.000%	1,205,000	1,331,814
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/30	5.000%	700,000	803,971
Series 2014 (AGM)
09/01/27	5.000%	2,200,000	2,569,732
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/29	5.000%	225,000	251,417
08/01/30	5.000%	175,000	195,834
San Francisco Redevelopment Projects
Series 2009B
08/01/18	5.000%	1,255,000	1,386,235
San Mateo Redevelopment Agency Successor Agency (c)
Refunding Tax Allocation Bonds
Series 2015A
08/01/28	5.000%	1,860,000	2,110,356
08/01/29	5.000%	1,000,000	1,128,350
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/23	5.000%	300,000	355,842
12/01/24	5.000%	400,000	477,924
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	1,050,000	1,164,219
09/01/29	5.000%	1,180,000	1,304,183
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,406,600
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/24	5.000%	580,000	695,066
09/01/26	5.000%	700,000	827,925
Total			52,601,653

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED 5.6%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	$1,500,000	$1,731,045
Revenue Bonds
Department of Corrections & Rehabilitation
Series 2014C
10/01/22	5.000%	1,925,000	2,302,704
Department of Corrections and Rehabilitation
Series 2015A
06/01/28	5.000%	1,175,000	1,387,969
Department of General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,020,680
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,352,420
Series 2013I
11/01/28	5.250%	3,000,000	3,567,510
Series 2014E
09/01/30	5.000%	1,500,000	1,736,940
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,190,340
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,325,560
Various Correctional Facilities
Series 2014A
09/01/31	5.000%	3,000,000	3,455,850
Total			22,071,018
STATE GENERAL OBLIGATION 6.1%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,877,450
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,117,220
Series 2009
04/01/26	5.625%	2,000,000	2,317,280
10/01/29	5.250%	1,500,000	1,737,540
Series 2011
10/01/19	5.000%	4,000,000	4,628,200
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	3,996,787
Series 2014
08/01/32	5.000%	3,000,000	3,459,960
Total			24,134,437
TOBACCO 1.1%
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A
06/01/33	5.000%	4,000,000	4,516,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD 1.4%
Foothill-Eastern Transportation Corridor Agency (a)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	$5,000,000	$2,197,550
Foothill-Eastern Transportation Corridor Agency (e)
Refunding Revenue Bonds
Subordinated Series 2014B-3
01/15/53	5.500%	3,000,000	3,437,250
Total			5,634,800
WATER & SEWER 6.4%
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,116,760
City of Los Angeles Wastewater System Unrefunded Revenue Bonds Series 2009A
06/01/25	5.750%	890,000	1,025,939
City of Tulare Sewer (c)
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/25	5.000%	700,000	830,711
11/15/26	5.000%	1,000,000	1,173,590
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,073,810
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,225,151
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/24	5.000%	1,050,000	1,280,160
10/01/25	5.000%	1,100,000	1,345,773
Oxnard Financing Authority Revenue Bonds Project Series 2006
06/01/31	5.000%	4,315,000	4,452,821
Sacramento County Sanitation Districts Financing Authority Revenue Bonds County Sanitation District 1 Series 2005 (NPFGC)
08/01/22	5.000%	1,500,000	1,500,000
San Diego Public Facilities Financing Authority Sewer Refunding Revenue Bonds Senior Series 2009B
05/15/25	5.250%	1,500,000	1,719,045

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
San Diego Public Facilities Financing Authority Water Refunding Revenue Bonds Series 2010A
08/01/24	5.000%	$2,000,000	$2,332,660
Semitropic Improvement District Refunding Revenue Bonds Series 2012A
12/01/23	5.000%	2,850,000	3,362,230
Stockton Public Financing Authority Refunding Revenue Bonds Build America Bonds Series 2014
09/01/28	5.000%	1,500,000	1,713,435
Total			25,152,085
Total Municipal Bonds (Cost: $340,588,137)			$361,556,986

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 2.6%
California Infrastructure & Economic Development Bank (e)(f)
Refunding Revenue Bonds
Los Angeles Museum
VRDN Series 2008 (Wells Fargo Bank)
09/01/37	0.010%	$900,000	$900,000
VRDN Series 2008A (Wells Fargo Bank)
09/01/37	0.010%	500,000	500,000
California Pollution Control Financing Authority (e)(f)
Refunding Revenue Bonds
Pacific Gas & Electric Co.
VRDN Series 1996C (JPMorgan Chase Bank)
11/01/26	0.010%	1,100,000	1,100,000
VRDN Series 1996E (JPMorgan Chase Bank)
11/01/26	0.010%	1,400,000	1,400,000
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank) (e)(f)
08/15/27	0.010%	2,480,000	2,480,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank) (e)(f)
07/01/37	0.010%	3,000,000	3,000,000
State of California Unlimited General Obligation Bonds VRDN Series 2003A-1 (JPMorgan Chase Bank) (e)(f)
05/01/33	0.010%	900,000	900,000
Total Floating Rate Notes (Cost: $10,280,000)			$10,280,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 2.8%
DISPOSAL 0.8%
California Pollution Control Financing Authority Revenue Bonds Republic Services, Inc. VRDN Series 2010B (e)
08/01/24	0.400%	$3,000,000	$3,000,000
LOCAL APPROPRIATION 1.0%
Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Project VRDN Series 2015 (e)
05/01/16	0.220%	4,000,000	3,998,240

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
WATER & SEWER 1.0%
Metropolitan Water District of Southern California Refunding Revenue Bonds VRDN Series 2011A-4 (e)
07/01/36	0.400%	$4,000,000	$3,988,800
Total Municipal Short Term (Cost: $11,000,000)			$10,987,040
Total Investments
(Cost: $361,868,137) (g)			$382,824,026(h)
Other Assets & Liabilities, Net			13,078,065
Net Assets			$395,902,091

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $1,781,192 or 0.45% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2015, the value of these securities amounted to $3,654,692 or 0.92% of net assets.

(e)	Variable rate security.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $361,868,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,786,000
Unrealized Depreciation	(830,000)
Net Unrealized Appreciation	$20,956,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	361,556,986	—	361,556,986
Floating Rate Notes	—	10,280,000	—	10,280,000
Municipal Short Term	—	10,987,040	—	10,987,040
Total Investments	—	382,824,026	—	382,824,026

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.0%
AIRPORT 3.7%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/25	5.000%	$1,500,000	$1,705,125
Revenue Bonds
Series 2012B
01/01/27	5.000%	1,000,000	1,144,150
Total			2,849,275
HIGHER EDUCATION 14.9%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011
12/01/25	5.000%	1,000,000	1,136,610
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,374,862
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	500,000	565,440
Revenue Bonds
Georgia Southern University Housing Foundation
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,113,950
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	1,225,000	1,407,133
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,793,750
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015
06/01/32	5.000%	1,000,000	1,127,390
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/27	5.000%	750,000	855,787
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/32	5.000%	425,000	483,187

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	$625,000	$690,744
Total			11,548,853
HOSPITAL 7.7%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC)
04/01/16	4.000%	1,110,000	1,136,274
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	348,928
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,247,820
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,233,340
Total			5,966,362
JOINT POWER AUTHORITY 3.6%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,639,153
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,143,250
Total			2,782,403
LOCAL APPROPRIATION 6.0%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,391,862
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,085,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	$1,900,000	$2,173,866
Total			4,651,668
LOCAL GENERAL OBLIGATION 16.5%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	871,534
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2009A
08/01/22	5.000%	2,000,000	2,273,600
Series 2014A
08/01/30	5.000%	1,000,000	1,173,950
City of Atlanta Unlimited General Obligation Refunding Bonds Series 2014A
12/01/26	5.000%	500,000	597,260
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	1,000,000	1,051,120
County of Columbia Unlimited General Obligation Bonds Sales Tax Series 2015
04/01/22	5.000%	285,000	339,190
Forsyth County School District Unlimited General Obligation Bonds Series 2014
02/01/28	5.000%	1,000,000	1,184,900
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,842,450
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,318,940
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014
01/01/31	5.000%	1,000,000	1,119,340
Total			12,772,284

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY 1.3%
Cobb County Development Authority Refunding Revenue Bonds Kennesaw State University Junior Subordinated Series 2014
07/15/29	5.000%	$980,000	$1,047,806
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	259,472
PREPAID GAS 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	330,140
REFUNDED / ESCROWED 7.6%
Cobb County Development Authority Prerefunded 07/15/17 Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,437,920
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,103,740
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	1,000,000	1,097,900
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 Escrowed to Maturity (NPFGC)
07/01/17	5.000%	1,140,000	1,233,389
Total			5,872,949
SALES TAX 1.1%
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A
07/01/24	5.000%	750,000	893,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY 1.3%
Georgia Housing & Finance Authority Revenue Bonds Series 2014B-1
12/01/29	3.000%	$1,000,000	$972,630
SPECIAL NON PROPERTY TAX 5.9%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	1,500,000	1,703,880
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Third Indenture Series 2012A
07/01/30	5.000%	1,500,000	1,703,145
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	300,000	328,542
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B (a)
10/01/25	5.000%	750,000	820,312
Total			4,555,879
SPECIAL PROPERTY TAX 4.4%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/28	5.000%	525,000	611,021
12/01/33	5.000%	1,000,000	1,140,740
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,673,251
Total			3,425,012
STATE GENERAL OBLIGATION 2.9%
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,271,500
TRANSPORTATION 1.5%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A
06/01/21	5.000%	1,000,000	1,138,170

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD 0.8%
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(c)
06/01/24	0.000%	$1,000,000	$593,820
WATER & SEWER 17.1%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,101,480
10/01/22	5.000%	2,000,000	2,201,680
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/30	5.000%	1,000,000	1,164,260
Revenue Bonds
Series 2009B (AGM)
11/01/17	5.000%	1,000,000	1,093,680
City of Gainesville Water & Sewerage Refunding Revenue Bonds Series 2014
11/15/26	5.000%	1,500,000	1,800,660
County of DeKalb Water & Sewage Refunding Revenue Bond Series 2006B
10/01/21	5.250%	2,000,000	2,379,440
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,067,667
Villa Rica Public Facilities Authority Refunding Revenue Bonds Water & Sewer Project Series 2015
03/01/31	5.000%	750,000	860,123
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,630,686
Total			13,299,676
Total Municipal Bonds (Cost: $70,762,979)			$75,231,299
Total Investments (Cost: $70,762,979) (d)			$75,231,299(e)
Other Assets & Liabilities, Net			2,299,166
Net Assets			$77,530,465

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2015, the value of these securities amounted to $1,408,326 or 1.82% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $593,820 or 0.77% of net assets.

(c) Zero coupon bond.
(d)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $70,763,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,637,000
Unrealized Depreciation	(169,000)
Net Unrealized Appreciation	$4,468,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	75,231,299	—	75,231,299
Total Investments	—	75,231,299	—	75,231,299

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.5%
DISPOSAL 1.3%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,172,109
HIGHER EDUCATION 4.7%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,000,000	1,098,060
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,067,500
Montgomery County Authority Refunding Revenue Bonds Series 2014
05/01/27	5.000%	500,000	580,755
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	167,814
University System of Maryland Refunding Revenue Bonds Series 2015A
04/01/24	5.000%	1,000,000	1,221,140
Total			4,135,269
HOSPITAL 15.9%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/29	5.000%	750,000	821,070
MedStar Health, Inc.
Series 2015
08/15/33	5.000%	500,000	549,305
Meritus Medical Center Issue
Series 2015
07/01/27	5.000%	1,000,000	1,120,300
Peninsula Regional Medical Center
Series 2015
07/01/32	5.000%	1,000,000	1,099,540
07/01/34	5.000%	1,000,000	1,092,380
University of Maryland Medical System
Series 2015
07/01/28	5.000%	500,000	566,630
Western Maryland Health System
Series 2014
07/01/34	5.250%	1,500,000	1,663,155
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,350,529

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/27	5.000%	$1,000,000	$1,109,570
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,143,530
Johns Hopkins Health System
Series 2013C
05/15/33	5.000%	1,500,000	1,684,770
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,873,368
Total			14,074,147
INVESTOR OWNED 3.3%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	2,904,425
LOCAL APPROPRIATION 3.5%
City of Baltimore Refunding Certificate of Participation Series 2010A
10/01/17	5.000%	1,500,000	1,628,595
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	656,622
Maryland State Transportation Authority Refunding Revenue Bonds Metrorail Parking Projects Series 2014
07/01/23	4.000%	750,000	839,760
Total			3,124,977
LOCAL GENERAL OBLIGATION 12.5%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,249,580
County of Anne Arundel Limited General Obligation Bonds Consolidated General Improvement Series 2015
04/01/27	5.000%	1,500,000	1,820,940
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008
02/01/18	5.000%	1,000,000	1,104,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/18	5.250%	$2,005,000	$2,278,823
11/01/21	5.250%	2,500,000	3,019,050
County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Consolidated Series 2011B
09/15/20	5.000%	500,000	590,015
Total			11,062,448
MULTI-FAMILY 5.6%
Howard County Housing Commission Revenue Bonds General Capital Improvement Program Series 2015 (a)
06/01/32	4.000%	750,000	761,565
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	584,540
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	616,428
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/19	5.000%	1,000,000	1,036,750
Revenue Bonds
Salisbury University Project
Series 2012
06/01/27	5.000%	1,100,000	1,182,159
Towson University Project
Senior Series 2012
07/01/27	5.000%	700,000	756,182
Total			4,937,624
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	220,000	259,472
OTHER BOND ISSUE 3.2%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,295,353

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	$510,000	$511,035
Total			2,806,388
OTHER INDUSTRIAL DEVELOPMENT BOND 1.7%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	1,425,000	1,503,945
POOL / BOND BANK 1.2%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,100,260
REFUNDED / ESCROWED 10.2%
City of Baltimore
Prerefunded 07/01/17 Revenue Bonds
Wastewater Projects
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,352,650
Prerefunded 07/01/18 Revenue Bonds
Wastewater Projects
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,396,813
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,645,182
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	85,000	89,454
State of Maryland Department of Transportation Prerefunded 02/15/18 Revenue Bonds Series 2008
02/15/22	5.000%	3,125,000	3,440,281
State of Maryland Prerefunded 03/01/19 Unlimited General Obligation Bonds State & Local Facilities 1st Series 2009C
03/01/21	5.000%	1,000,000	1,137,680
Total			9,062,060

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES 6.3%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Group Series 2009B
01/01/23	6.000%	$1,250,000	$1,392,513
County of Baltimore
Revenue Bonds
Oak Crest Village, Inc. Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,091,105
01/01/27	5.000%	2,000,000	2,066,300
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	1,000,000	1,024,230
Total			5,574,148
SPECIAL NON PROPERTY TAX 3.5%
State of Maryland Department of Transportation Revenue Bonds Series 2009
06/15/21	4.000%	1,495,000	1,637,758
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	350,000	383,299
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (b)
10/01/17	5.000%	1,000,000	1,072,420
Total			3,093,477
SPECIAL PROPERTY TAX 5.4%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/23	5.000%	225,000	262,012
07/01/24	5.000%	500,000	591,835
City of Baltimore Refunding Tax Allocation Bonds Consolidated Tax Projects Series 2015
06/15/27	5.000%	520,000	580,216
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,796,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
County of Montgomery Refunding Special Tax Bonds West Germantown Development District Series 2014
07/01/25	4.000%	$485,000	$526,453
Total			4,757,166
STATE APPROPRIATED 4.1%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,096,099
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	550,470
Total			3,646,569
STATE GENERAL OBLIGATION 3.7%
State of Maryland
Unlimited General Obligation Bonds
Series 2015A
03/01/27	4.000%	1,500,000	1,648,035
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	1,500,000	1,611,915
Total			3,259,950
TRANSPORTATION 3.9%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,405,810
TURNPIKE / BRIDGE / TOLL ROAD 2.6%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	2,000,000	2,265,680
WATER & SEWER 5.6%
City of Baltimore Revenue Bonds Subordinated Series 2014A
07/01/32	5.000%	1,000,000	1,153,230
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,748,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	$1,000,000	$1,092,590
Total			4,994,445
Total Municipal Bonds (Cost: $82,265,493)			$87,140,369
Total Investments (Cost: $82,265,493) (c)			$87,140,369(d)
Other Assets & Liabilities, Net			1,324,422
Net Assets			$88,464,791

Notes to Portfolio of Investments
(a) Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2015, the value of these securities amounted to $1,715,191 or 1.94% of net assets.

(c)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $82,265,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,061,000
Unrealized Depreciation	(186,000)
Net Unrealized Appreciation	$4,875,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
XLCA	XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	87,140,369	—	87,140,369
Total Investments	—	87,140,369	—	87,140,369

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.2%
AIRPORT 1.9%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,440,550
HIGHER EDUCATION 7.3%
East Carolina University Revenue Bonds General Series 2014A
10/01/31	5.000%	1,900,000	2,167,444
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,065,990
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,114,720
University of North Carolina System
Revenue Bonds
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,070,470
Series 2008A
10/01/22	5.000%	2,000,000	2,218,700
University of North Carolina at Charlotte Revenue Bonds Series 2014
04/01/30	5.000%	1,000,000	1,146,670
University of North Carolina at Greensboro Revenue Bonds General Series 2014
04/01/32	5.000%	2,000,000	2,280,260
University of North Carolina at Wilmington Refunding Revenue Bonds Series 2015
06/01/29	5.000%	2,000,000	2,270,860
Total			13,335,114
HOSPITAL 13.0%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,642,923
Series 2008A
01/15/24	5.250%	2,000,000	2,170,620
Series 2009A
01/15/21	5.000%	1,000,000	1,119,690

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System, Inc.
Series 2015
10/01/36	5.000%	$2,515,000	$2,821,553
Novant Health Obligation Group
Series 2013
11/01/24	5.000%	530,000	609,124
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,106,210
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,697,010
06/01/36	5.000%	1,445,000	1,564,689
Series 2015
06/01/30	5.000%	1,000,000	1,124,730
Revenue Bonds
Duke University Health System
Series 2012A
06/01/32	5.000%	3,635,000	4,109,767
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,695,032
Rex Hospital, Inc.
Series 2015A
07/01/32	5.000%	1,000,000	1,129,210
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,070,990
Total			23,861,548
JOINT POWER AUTHORITY 2.2%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,671,540
Series 2015A
01/01/31	5.000%	2,000,000	2,320,560
Total			3,992,100
LOCAL APPROPRIATION 17.1%
City of Kannapolis Revenue Bonds Series 2014
04/01/31	5.000%	1,365,000	1,551,841
City of Wilmington
Refunding Certificate of Participation
Series 2006A
06/01/17	5.000%	1,005,000	1,044,788
Refunding Revenue Bonds
Series 2014A
06/01/28	5.000%	500,000	579,985
City of Winston-Salem Refunding Revenue Bonds Series 2014C
06/01/29	5.000%	750,000	873,202

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Brunswick
Revenue Bonds
Series 2015A
06/01/28	5.000%	$250,000	$293,207
06/01/29	5.000%	250,000	291,370
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	500,000	572,480
06/01/29	5.000%	1,000,000	1,137,260
Series 2014A
06/01/32	5.000%	1,635,000	1,884,288
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	465,812
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,152,206
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,102,329
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,099,326
County of Johnston Revenue Bonds Series 2014
06/01/28	5.000%	1,000,000	1,162,500
County of Martin Refunding Revenue Bonds Water & Sewer District Series 2014
06/01/30	4.000%	730,000	762,018
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,849,316
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	1,970,058
County of Pender
Revenue Bonds
Series 2015
04/01/27	5.000%	1,165,000	1,361,093
04/01/28	5.000%	1,290,000	1,496,245
County of Randolph Refunding Revenue Bonds Series 2013C
10/01/26	5.000%	1,500,000	1,790,295

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	$1,000,000	$1,038,450
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,096,502
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,218,588
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,567,289
Total			31,360,448
LOCAL GENERAL OBLIGATION 3.8%
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,285,736
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,618,545
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/22	5.000%	2,000,000	2,399,860
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	1,565,000	1,768,075
Total			7,072,216
MUNICIPAL POWER 1.7%
City of Fayetteville Public Works Commission Revenue Bonds Series 2014
03/01/27	4.000%	1,250,000	1,377,950
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,168,638
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	520,000	613,298
Total			3,159,886

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS 1.2%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	$2,000,000	$2,223,920
REFUNDED / ESCROWED 25.2%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,186,440
10/01/27	5.250%	1,000,000	1,093,220
County of Brunswick
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,121,954
04/01/22	5.000%	1,390,000	1,540,217
County of Cabarrus Prerefunded 06/01/18 Certificates of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,722,258
County of Craven
Prerefunded 06/01/17 Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,049,644
06/01/19	5.000%	1,825,000	1,970,124
County of Mecklenburg Prerefunded 02/01/19 Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,135,320
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	935,000	1,063,376
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,581,238
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/16 Revenue Bonds
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,041,960
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,657,530
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	2,250,000	2,545,065
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,253,430
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC)
01/01/22	6.000%	1,000,000	1,253,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Series 1993B Escrowed to Maturity (NPFGC/IBC)
01/01/22	6.000%	$3,000,000	$3,665,550
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	1,865,000	1,919,234
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,762,801
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007
11/01/19	5.000%	3,385,000	3,703,156
North Carolina Municipal Power Agency No. 1 Prerefunded 01/01/18 Revenue Bonds Series 2008A
01/01/20	5.250%	2,000,000	2,210,040
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (a)
07/01/18	5.500%	3,360,000	3,791,458
Total			46,267,445
RETIREMENT COMMUNITIES 2.6%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/16	5.000%	1,000,000	1,029,410
1st Mortgage-United Church
Series 2015A
09/01/30	4.500%	1,000,000	959,720
1st Mortgage-United Methodist
Series 2013A
10/01/33	5.000%	1,595,000	1,630,521
Pennybyrn at Maryfield
Series 2015
10/01/25	5.000%	1,000,000	1,079,340
Total			4,698,991
SPECIAL NON PROPERTY TAX 2.1%
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	500,000	547,570
Virgin Islands Public Finance Authority (a)
Refunding Revenue Bonds
Senior Lien
Series 2009B
10/01/25	5.000%	1,500,000	1,640,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	$1,560,000	$1,750,273
Total			3,938,468
STATE APPROPRIATED 1.3%
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	2,000,000	2,467,340
TRANSPORTATION 0.6%
State of North Carolina Revenue Bonds Vehicle - GARVEE Series 2015
03/01/27	5.000%	900,000	1,043,397
WATER & SEWER 18.2%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,114,250
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/23	5.000%	3,000,000	3,342,870
Series 2009B
07/01/25	5.000%	5,835,000	6,767,958
City of Concord Utilities Systems Refunding Revenue Bonds Series 2009B
12/01/19	5.000%	1,500,000	1,726,575
City of Gastonia Combined Utilities System Refunding Revenue Bonds Series 2009
05/01/17	4.000%	1,205,000	1,275,276
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,168,200
06/01/22	5.250%	1,200,000	1,448,352
06/01/23	5.250%	2,000,000	2,445,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of High Point Combined Water & Sewer System
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	$1,000,000	$1,121,700
11/01/25	5.000%	1,000,000	1,120,340
City of Raleigh Combined Enterprise System
Revenue Bonds
Series 2006A
03/01/16	5.000%	1,500,000	1,541,835
Series 2011
03/01/27	5.000%	800,000	917,080
City of Raleigh Combined Enterprise System (b)
Refunding Revenue Bonds
Series 2015B
12/01/25	5.000%	1,200,000	1,457,832
City of Thomasville Combined Enterprise System Refunding Revenue Bonds Series 2012
05/01/26	4.000%	860,000	918,506
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,233,340
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,133,350
County of Brunswick Refunding Revenue Bonds Series 2015
04/01/27	5.000%	1,500,000	1,802,730
Total			33,535,614
Total Municipal Bonds (Cost: $170,069,403)			$180,397,037
Total Investments
(Cost: $170,069,403) (c)			$180,397,037(d)
Other Assets & Liabilities, Net			3,313,735
Net Assets			$183,710,772

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2015, the value of these securities amounted to $8,343,224 or 4.54% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $170,069,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,505,000
Unrealized Depreciation	(177,000)
Net Unrealized Appreciation	$10,328,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	180,397,037	—	180,397,037
Total Investments	—	180,397,037	—	180,397,037

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.4%
AIRPORT 2.1%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,445,448
07/01/20	5.000%	1,150,000	1,310,793
Total			2,756,241
HIGHER EDUCATION 6.2%
Clemson University Revenue Bonds Athletic Facility Series 2014A
05/01/28	5.000%	1,170,000	1,376,248
Coastal Carolina University Revenue Bonds Series 2015
06/01/24	5.000%	1,500,000	1,795,305
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Furman University Series 2015 (a)
10/01/32	5.000%	1,895,000	2,144,988
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,734,255
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,171,533
Total			8,222,329
HOSPITAL 16.2%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014
11/01/31	5.000%	1,500,000	1,703,055
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	1,750,000	1,950,480
10/01/31	5.000%	2,000,000	2,189,360
Greenville Health System Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	3,041,527
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,341,942
11/01/18	5.000%	1,000,000	1,090,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	$500,000	$530,215
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,306,600
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,312,620
11/01/24	5.000%	450,000	515,588
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	2,084,120
Spartanburg Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,346,802
Total			21,413,169
JOINT POWER AUTHORITY 7.7%
Easley Combined Utility System Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,108,190
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,121,300
01/01/18	5.000%	3,050,000	3,340,543
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,199,960
Series 2014B
12/01/32	5.000%	1,250,000	1,412,650
Total			10,182,643
LOCAL APPROPRIATION 17.9%
Berkeley County School District Refunding Revenue Bonds Securing Assets for Education Series 2015A
12/01/27	5.000%	1,500,000	1,738,260
Charleston Educational Excellence Finance Corp. Refunding Revenue Bonds Charleston County School Series 2013
12/01/25	5.000%	2,000,000	2,373,540
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,550,796

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Florence Revenue Bonds Series 2015
10/01/28	5.000%	$1,000,000	$1,133,220
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013
12/01/27	5.000%	1,000,000	1,151,560
Fort Mill School Facilities Corp. Refunding Revenue Bonds Fort Mills School District #4 Series 2015
12/01/28	5.000%	1,000,000	1,151,160
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2006
12/01/27	5.000%	1,300,000	1,373,333
Lexington One School Facilities Corp. Refunding Revenue Bonds Lexington County School District Series 2015
12/01/26	5.000%	835,000	963,665
Lexington School District No. 2 Educational Facilities Corp. Refunding Revenue Bonds Series 2015B
12/01/26	5.000%	1,815,000	2,111,281
Newberry Investing in Children’s Education Refunding Revenue Bonds Newberry County School District Series 2014
12/01/29	5.000%	1,500,000	1,718,910
SCAGO Educational Facilities Corp. for Cherokee School District No. 1 Refunding Revenue Bonds Series 2015
12/01/28	5.000%	1,830,000	2,094,984
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015
12/01/27	5.000%	1,295,000	1,480,276
SCAGO Educational Facilities Corp. for Pickens School District Refunding Revenue Bonds Series 2015
12/01/30	5.000%	1,275,000	1,454,545

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	$1,000,000	$1,089,770
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	650,932
06/01/24	5.000%	580,000	678,298
Total			23,714,530
LOCAL GENERAL OBLIGATION 4.6%
Beaufort County School District Unlimited General Obligation Bonds Series 2014B
03/01/23	5.000%	1,190,000	1,429,868
County of Charleston Unlimited General Obligation Bonds Improvement Series 2009A
08/01/23	5.000%	2,000,000	2,275,880
Horry County School District Unlimited General Obligation Refunding Bonds South Carolina School District Series 2015A
03/01/27	5.000%	1,130,000	1,365,311
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Series 2015
04/01/34	5.000%	940,000	1,062,990
Total			6,134,049
MUNICIPAL POWER 1.6%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,809,897
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	315,000	371,517
Total			2,181,414
PORTS 0.9%
South Carolina Ports Authority Revenue Bonds Series 2010
07/01/23	5.250%	1,000,000	1,156,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL 1.1%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Series 2015A
08/15/35	5.125%	$1,000,000	$987,650
York Preparatory Academy Project
Series 2014A
11/01/33	7.000%	500,000	543,175
Total			1,530,825
REFUNDED / ESCROWED 7.8%
Berkeley County School District Prerefunded 12/01/16 Revenue Bonds Securing Assets for Education Series 2006
12/01/22	5.000%	3,545,000	3,757,594
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A Escrowed to Maturity (AGM)
08/15/15	5.125%	750,000	751,490
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	1,050,000	1,184,830
SCAGO Educational Facilities Corp. for Pickens School District Prerefunded 12/01/16 Revenue Bonds Pickens County Project Series 2006 (AGM)
12/01/23	5.000%	3,000,000	3,178,380
South Carolina State Public Service Authority Prerefunded 01/01/19 Revenue Bonds Series 2009B
01/01/24	5.000%	1,250,000	1,414,375
Total			10,286,669
RESOURCE RECOVERY 2.0%
Three Rivers Solid Waste Authority (c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,351,404
10/01/25	0.000%	1,835,000	1,289,546
Total			2,640,950
RETIREMENT COMMUNITIES 3.1%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/16	5.000%	600,000	612,570
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,270,087
05/01/21	5.375%	1,650,000	1,703,971

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	$500,000	$500,900
Total			4,087,528
SINGLE FAMILY 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA)
01/01/28	5.000%	440,000	465,010
SPECIAL NON PROPERTY TAX 5.2%
City of Columbia Revenue Bonds Series 2014
02/01/33	5.000%	1,195,000	1,349,227
City of Greenville Hospitality Tax Improvement Refunding Revenue Bonds Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,488,144
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B
06/01/30	5.000%	560,000	632,867
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013
04/01/23	5.000%	695,000	815,006
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014
04/01/26	5.000%	890,000	1,033,228
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	400,000	438,056
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (b)
10/01/25	5.000%	1,060,000	1,181,677
Total			6,938,205
STATE GENERAL OBLIGATION 0.9%
State of South Carolina Unlimited General Obligation Bonds Series 2014B
04/01/25	5.000%	1,000,000	1,222,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STUDENT LOAN 1.5%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	$1,825,000	$1,954,137
TRANSPORTATION 6.2%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/24	5.000%	2,000,000	2,405,900
Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,757,766
Total			8,163,666
WATER & SEWER 13.1%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	2,000,000	2,255,180
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,615,920
03/01/25	4.750%	3,000,000	3,213,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Charleston Waterworks & Sewer System Refunding Revenue Bonds Series 2009A
01/01/21	5.000%	$2,500,000	$2,796,550
City of Columbia Waterworks & Sewer System Refunding Revenue Bonds Series 2011A
02/01/27	5.000%	1,000,000	1,140,860
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,106,990
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,142,780
Series 2010A
01/01/20	5.000%	1,500,000	1,726,305
Series 2012
01/01/24	5.000%	1,000,000	1,167,340
Spartanburg Sanitation Sewer District Refunding Revenue Bonds Series 2014B
03/01/34	5.000%	1,000,000	1,135,150
Total			17,300,525
Total Municipal Bonds (Cost: $124,277,336)			$130,350,430
Total Investments
(Cost: $124,277,336) (d)			$130,350,430(e)
Other Assets & Liabilities, Net			2,154,666
Net Assets			$132,505,096

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2015, the value of these securities amounted to $3,176,080 or 2.40% of net assets.

(c)	Zero coupon bond.
(d)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $124,277,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,417,000
Unrealized Depreciation	(344,000)
Net Unrealized Appreciation	$6,073,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	130,350,430	—	130,350,430
Total Investments	—	130,350,430	—	130,350,430

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 96.8%
AIRPORT 6.2%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,179,720
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,407,610
Series 2009C
10/01/23	5.000%	3,000,000	3,338,910
Series 2010A
10/01/23	5.000%	2,475,000	2,858,724
10/01/27	5.000%	1,515,000	1,726,009
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,137,580
Total			13,648,553
HIGHER EDUCATION 7.0%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/26	5.000%	1,000,000	938,320
Lexington Industrial Development Authority
Revenue Bonds
VMI Development Board, Inc. Project
Series 2006A (a)
12/01/20	5.000%	1,400,000	1,653,946
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,464,394
Series 2011B
03/01/21	5.000%	2,250,000	2,650,320
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,137,810
03/01/22	5.000%	1,455,000	1,660,563
03/01/23	5.000%	2,000,000	2,277,680
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,708,781
Total			15,491,814
HOSPITAL 10.2%
Augusta County Economic Development Authority
Refunding Revenue Bonds
Augusta Health Care, Inc.
Series 2003
09/01/19	5.250%	905,000	1,040,460

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	$1,000,000	$1,093,520
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,076,770
Revenue Bonds
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,124,010
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	1,000,000	1,084,940
06/15/20	5.250%	4,000,000	4,477,760
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/27	5.000%	1,735,000	1,964,540
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/25	5.000%	3,500,000	3,910,130
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,342,800
07/01/23	5.000%	1,000,000	1,150,010
Virginia Small Business Financing Authority
Revenue Bonds
Wellmont Health System Project
Series 2007A
09/01/22	5.125%	710,000	746,750
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/32	5.000%	1,250,000	1,406,638
Revenue Bonds
Valley Health System Obligation Group
Series 2007
01/01/26	5.000%	1,170,000	1,231,916
Total			22,650,244
INVESTOR OWNED 1.0%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co.
Series 2009A
05/01/23	5.000%	2,000,000	2,257,160

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 4.8%
Appomattox County Economic Development Authority
Refunding Revenue Bonds
Series 2010
05/01/22	5.000%	$1,490,000	$1,665,045
Fairfax County Economic Development Authority
Revenue Bonds
Six Public Facilities Projects
Series 2010
04/01/24	4.000%	1,340,000	1,417,934
Henrico County Economic Development Authority
Refunding Revenue Bonds
Series 2009B
08/01/21	4.500%	1,770,000	1,971,479
James City County Economic Development Authority
Prerefunded 06/15/17 Revenue Bonds
Public Facilities Projects
Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,139,520
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/28	5.000%	1,035,000	1,212,948
Montgomery County Industrial Development Authority
Revenue Bonds
Public Projects
Series 2008
02/01/29	5.000%	1,000,000	1,080,370
Prince William County Industrial Development Authority
Refunding Revenue Bonds
ATCC Project
Series 2005
02/01/17	5.250%	1,115,000	1,193,195
Total			10,680,491
LOCAL GENERAL OBLIGATION 12.8%
City of Hampton
Limited General Obligation Refunding & Public Improvement Bonds
Series 2010A
01/15/19	4.000%	2,000,000	2,198,660
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	598,584
08/01/21	5.000%	530,000	601,842
City of Manassas Park
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,313,739
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/20	5.250%	2,000,000	2,368,280

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2006B
02/01/18	5.250%	$3,030,000	$3,359,603
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/21	5.000%	3,000,000	3,567,480
City of Richmond
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	668,334
07/15/24	5.000%	1,000,000	1,157,990
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/29	4.000%	2,000,000	2,170,960
City of Virginia Beach
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2004B
05/01/17	5.000%	1,000,000	1,056,060
County of Arlington
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2006
08/01/17	5.000%	2,400,000	2,513,208
County of Pittsylvania
Unlimited General Obligation Bonds
Series 2008B
02/01/23	5.500%	1,030,000	1,167,114
County of Smyth
Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/31	5.000%	4,000,000	4,447,840
Town of Leesburg
Unlimited General Obligation Refunding Bonds
Series 2006B
09/15/17	5.000%	1,145,000	1,249,699
Total			28,439,393
OTHER BOND ISSUE 0.7%
Virginia Beach Development Authority
Revenue Bonds
Series 2010C
08/01/23	5.000%	1,380,000	1,583,191

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 14.4%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/25	4.000%	$2,560,000	$2,723,149
School Financing 1997 Resolution
Series 2004C
08/01/16	5.000%	3,500,000	3,664,780
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,599,493
Series 2015
10/01/27	5.000%	1,500,000	1,832,505
State Revolving Fund
Subordinated Series 2005
10/01/19	5.500%	4,000,000	4,709,360
10/01/20	5.500%	3,500,000	4,219,040
10/01/21	5.500%	6,475,000	7,937,185
Unrefunded Revenue Bonds
Series 2009B
11/01/18	4.000%	3,870,000	4,248,060
St. Moral
Series 2009B
11/01/18	4.000%	965,000	1,056,993
Total			31,990,565
REFUNDED / ESCROWED 12.0%
City of Newport News
Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/23	5.000%	1,380,000	1,620,631
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Series 2006A Escrowed to Maturity (NPFGC)
07/01/16	5.000%	340,000	354,552
07/01/16	5.000%	660,000	688,248
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/24	4.000%	2,000,000	2,268,060
County of Henrico
Prerefunded 12/01/18 Unlimited General Obligation
Public Improvement Bonds
Series 2008A
12/01/21	5.000%	1,000,000	1,133,200
County of Prince William
Prerefunded 09/01/16 Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	840,000
09/01/21	5.000%	1,625,000	1,706,250
Hampton Roads Sanitation District
Prerefunded 04/01/18 Revenue Bonds
Series 2008
04/01/22	5.000%	1,000,000	1,109,610

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
04/01/24	5.000%	$3,000,000	$3,328,830
Prerefunded 11/01/19 Revenue Bonds
Series 2011
11/01/24	5.000%	1,750,000	2,031,243
11/01/25	5.000%	1,380,000	1,601,780
New Kent County Economic Development Authority
Prerefunded 02/01/17 Revenue Bonds
School & Governmental Projects
Series 2006 (AGM)
02/01/21	5.000%	2,075,000	2,210,414
Newport News Economic Development Authority
Prerefunded 01/15/16 Revenue Bonds
Series 2005A
01/15/23	5.250%	1,510,000	1,544,428
Richmond Metropolitan Transportation Authority (The)
Refunding Revenue Bonds
Series 1998 Escrowed to Maturity (NPFGC)
07/15/17	5.250%	285,000	302,661
Virginia Resources Authority
Prerefunded 10/01/18 Revenue Bonds
State Revolving Fund
Subordinated Series 2008
10/01/29	5.000%	5,000,000	5,636,000
Prerefunded Revenue Bonds
Series 2009B Escrowed to Maturity
11/01/18	4.000%	130,000	142,730
St. Moral
Series 2009B Escrowed to Maturity
11/01/18	4.000%	35,000	38,427
Total			26,557,064
RETIREMENT COMMUNITIES 4.2%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/32	4.625%	2,000,000	2,023,100
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring Village, Inc.
Series 2006A
10/01/26	4.750%	2,000,000	2,031,920
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,640,025
Hanover County Economic Development Authority
Revenue Bonds
Covenant Woods
Series 2012A
07/01/22	4.000%	1,320,000	1,340,711

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Corp.
Series 2015
10/01/35	4.000%	$1,320,000	$1,296,609
Total			9,332,365
SALES TAX 1.1%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/32	5.000%	2,000,000	2,318,380
SPECIAL NON PROPERTY TAX 6.9%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/29	5.000%	1,350,000	1,569,159
06/15/30	5.000%	1,540,000	1,778,654
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/28	5.000%	2,685,000	3,161,534
Shops at White Oak Village Community Development Authority (The)
Special Assessment Bonds
Series 2007
03/01/17	5.300%	888,000	920,288
Territory of Guam
Revenue Bonds
Series 2011A (b)
01/01/31	5.000%	850,000	930,869
Virgin Islands Public Finance Authority (b)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,450,000	2,731,235
Series 2012-A
10/01/32	5.000%	2,210,000	2,386,424
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015 (c)
12/01/27	5.000%	1,500,000	1,785,975
Total			15,264,138
SPECIAL PROPERTY TAX 5.5%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/23	4.000%	1,000,000	984,540

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Fairfax County Economic Development Authority
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	$3,000,000	$3,408,300
04/01/26	5.000%	4,185,000	4,749,640
Marquis Community Development Authority of York County (d)(e)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	421,635
Marquis Community Development Authority of York County (e)
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	2,084,000	1,860,053
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/25	5.000%	690,000	719,422
Total			12,143,590
TRANSPORTATION 1.5%
Virginia Commonwealth Transportation Board
Revenue Bonds
Capital Projects
Series 2012
05/15/29	5.000%	3,000,000	3,417,300
TURNPIKE / BRIDGE / TOLL ROAD 4.9%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,681,840
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/23	5.000%	1,025,000	1,168,069
07/15/27	5.000%	1,000,000	1,108,050
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM) (d)
10/01/23	0.000%	5,000,000	3,780,650
Richmond Metropolitan Transportation Authority (The)
Refunding Revenue Bonds
Series 1998 (NPFGC)
07/15/17	5.250%	155,000	162,631
Total			10,901,240
WATER & SEWER 3.6%
City of Newport News Water
Revenue Bonds
Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,113,484

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Norfolk Water Refunding Revenue Bonds Series 2012
11/01/19	5.000%	$1,000,000	$1,156,800
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,052,590
County of Spotsylvania Water & Sewer Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,108,610
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,112,929

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC)
07/01/20	5.150%	$1,295,000	$1,437,450
Total			7,981,863
Total Municipal Bonds (Cost: $201,512,353)			$214,657,351
Total Investments
(Cost: $201,512,353) (f)			$214,657,351(g)
Other Assets & Liabilities, Net			6,984,186
Net Assets			$221,641,537

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2015, the value of these securities amounted to $6,048,528 or 2.73% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $2,281,688, which represents 1.03% of net assets. Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/41 5.625%	11-30-07	2,084,000
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007C
09/01/41 0.000%	11-30-07	893,426

(f)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $201,512,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,013,000
Unrealized Depreciation	(868,000)
Net Unrealized Appreciation	$13,145,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	214,657,351	—	214,657,351
Total Investments	—	214,657,351	—	214,657,351

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 76.3%
ALABAMA 0.7%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,380,125
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A
03/01/18	5.000%	7,510,000	8,301,329
Auburn University Revenue Bonds Series 2012A
06/01/16	5.000%	3,000,000	3,118,200
Total			12,799,654
ALASKA 1.1%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,577,675
Alaska Railroad Corp. Refunding Revenue Bonds Sections 5307 & 5337 Series 2015
08/01/18	5.000%	4,500,000	4,971,015
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003
01/01/16	5.000%	9,200,000	9,372,040
Municipality of Anchorage Unlimited General Obligation Refunding Bonds General Purpose Series 2014B
09/01/19	5.000%	3,645,000	4,208,882
Total			21,129,612
ARIZONA 1.2%
Arizona School Facilities Board
Certificate of Participation
Series 2008
09/01/18	5.750%	5,935,000	6,768,630
Refunding Certificate of Participation
Series 2013A-1
09/01/16	4.000%	1,500,000	1,558,065
Arizona Transportation Board Refunding Revenue Bonds Series 2014
07/01/19	5.000%	4,250,000	4,883,675

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
City of Glendale Limited General Obligation Refunding Bonds Series 2015 (AGM)
07/01/19	4.000%	$1,350,000	$1,474,672
County of Maricopa Certificate of Participation Series 2015
07/01/18	5.000%	3,645,000	4,053,021
County of Pima Sewer System
Revenue Bonds
Series 2012A
07/01/16	3.000%	450,000	461,282
07/01/16	4.000%	500,000	517,110
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	1,845,000	1,979,980
State of Arizona
Refunding Certificate of Participation
Department of Administration
Series 2013B
10/01/15	4.000%	200,000	201,304
10/01/16	5.000%	175,000	184,116
Total			22,081,855
CALIFORNIA 5.1%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/17	5.000%	950,000	1,029,458
08/01/18	5.000%	995,000	1,108,987
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health Systems Series 2013B (a)
07/01/43	5.000%	4,000,000	4,377,520
California State Public Works Board
Refunding Revenue Bonds
Richmond Laboratory Project
Series 2012
11/01/15	4.000%	2,035,000	2,054,475
Series 2014G
01/01/19	5.000%	13,500,000	15,280,110
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	2,000,000	2,085,260
Series 2013I
11/01/17	5.000%	750,000	821,377
Subordinated Series 2010A-1
03/01/16	5.000%	1,325,000	1,361,928

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT (b)
03/01/17	5.000%	$5,415,000	$5,764,755
County of Sacramento Revenue Bonds GNMA Mortgage Issue Series 1998A Escrowed to Maturity AMT (b)
07/01/16	8.000%	12,810,000	13,710,927
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/15	3.000%	1,000,000	1,009,560
12/01/16	4.000%	1,000,000	1,045,460
12/01/17	4.000%	1,235,000	1,322,191
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/15	5.000%	4,500,000	4,518,319
09/01/16	5.000%	3,300,000	3,456,387
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2012 Series 2013
08/01/15	4.000%	1,470,000	1,470,128
Sacramento City Financing Authority Refunding Revenue Bonds EPA Building Series 2013A
05/01/16	4.000%	750,000	771,038
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2013
02/01/18	5.000%	10,000,000	11,040,900
02/01/19	5.000%	6,650,000	7,557,259
Series 2014
10/01/18	5.000%	5,000,000	5,635,950
10/01/19	5.000%	8,460,000	9,788,643
Total			95,210,632
COLORADO 0.8%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/17	3.000%	300,000	310,056
06/01/18	3.000%	550,000	573,078
06/01/19	4.000%	900,000	975,438

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Denver Urban Renewal Authority Tax Allocation Bonds Stapleton Senior Series 2013A-1
12/01/15	5.000%	$1,670,000	$1,695,952
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/19	5.000%	1,000,000	1,124,420
E-470 Public Highway Authority (c)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/16	0.000%	4,460,000	4,402,020
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/16	5.000%	2,010,000	2,088,149
Refunding Certificate of Participation
Series 2013A
06/01/16	5.000%	3,045,000	3,163,389
Total			14,332,502
CONNECTICUT 2.3%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/15	4.000%	2,500,000	2,503,849
08/15/17	5.000%	5,000,000	5,408,000
City of New Haven
Unlimited General Obligation Bonds
Series 2013A
08/01/15	5.000%	3,135,000	3,135,388
Unlimited General Obligation Refunding Bonds
Series 2006 (AMBAC)
11/01/15	5.000%	2,325,000	2,351,435
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2014
11/15/44	4.000%	4,335,000	4,652,495
Revenue Bonds
Subordinated Series 2012D-1
11/15/15	1.200%	3,710,000	3,718,904
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/18	5.000%	5,200,000	5,843,968
Series 2014H
11/15/19	5.000%	13,500,000	15,523,515
Total			43,137,554

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 3.5%
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/17	5.000%	$15,000,000	$16,100,850
Senior Secured High Risk
Series 2010A-1
06/01/16	5.000%	4,640,000	4,815,113
Series 2015A-1
06/01/18	5.000%	1,000,000	1,084,910
City of Jacksonville
Refunding Revenue Bonds
Better Jacksonville
Series 2012
10/01/17	5.000%	2,000,000	2,179,580
Series 2012C
10/01/15	5.000%	1,000,000	1,008,110
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,116,000
Florida Department of Environmental Protection Refunding Revenue Bonds Florida Forever Series 2012A
07/01/16	4.000%	13,915,000	14,384,631
Florida HomeLoan Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	1,535,000	1,630,109
Florida Municipal Loan Council Revenue Bonds 9B Design-Build-Finance Project Series 2012
08/15/16	1.750%	9,250,000	9,329,365
Miami-Dade County School Board Foundation, Inc. Refunding Certificate of Participation Series 2015A
05/01/19	5.000%	2,000,000	2,268,920
Pasco County School Board Revenue Bonds Series 2013
10/01/18	5.000%	1,000,000	1,119,360
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-2 (d)
03/01/16	4.000%	2,000,000	2,033,040
St. Johns County School Board
Refunding Certificate of Participation
Series 2015
07/01/19	5.000%	1,000,000	1,140,010
07/01/20	5.000%	2,000,000	2,313,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	$3,000,000	$3,274,140
Total			64,797,258
GEORGIA 1.0%
Burke County Development Authority Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 2012 (a)
11/01/48	1.550%	5,000,000	5,037,850
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2011A
01/01/19	5.000%	4,000,000	4,521,680
Floyd County Development Authority Revenue Bonds Georgia Power Company Plant Hammond Project Series 2012 (a)
07/01/22	0.850%	4,750,000	4,755,083
Municipal Electric Authority of Georgia
Revenue Bonds
Combined Cycle Project
Series 2012A
11/01/15	4.000%	3,045,000	3,074,658
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	1,605,000	1,671,591
Total			19,060,862
GUAM 0.1%
Antonio B. Won Pat International Airport Authority Revenue Bonds General Series 2013C AMT (b)(e)
10/01/15	4.000%	1,000,000	1,005,660
HAWAII 0.2%
State of Hawaii Unlimited General Obligation Series 2014 EO
08/01/19	5.000%	3,000,000	3,449,190
ILLINOIS 11.1%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Series 2010F
12/01/15	5.000%	2,000,000	2,007,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2004B (AMBAC)
01/01/18	5.000%	$5,120,000	$5,139,763
Chicago O’Hare International Airport
Revenue Bonds
General 3rd Lien
Series 2011B
01/01/17	5.000%	2,500,000	2,647,600
Chicago O’Hare International Airport (b)
Refunding Revenue Bonds
General 2nd Lien
Series 2012A AMT
01/01/17	5.000%	13,600,000	14,351,400
01/01/18	5.000%	11,340,000	12,284,055
General Senior Lien
Series 2013A AMT
01/01/16	5.000%	3,875,000	3,948,625
Passenger Facility Charge
Series 2012 AMT
01/01/17	5.000%	13,125,000	13,850,156
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC)
12/01/15	5.250%	3,165,000	3,199,340
Chicago Transit Authority Unrefunded Revenue Bonds Federal Transit Administration Series 2006 (AMBAC)
06/01/17	5.000%	2,875,000	2,996,440
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2001 (NPFGC)
01/01/18	5.500%	1,750,000	1,894,638
City of Chicago Waterworks Revenue Bonds 2nd Lien Project Series 2014
11/01/18	4.000%	1,000,000	1,054,300
City of Chicago
Unlimited General Obligation Bonds
Series 2002B
01/01/17	5.000%	550,000	562,133
Series 2007D (AMBAC)
12/01/16	5.000%	2,695,000	2,761,054
Series 2010A
12/01/16	5.000%	2,500,000	2,556,900
Series 2015A
01/01/19	5.000%	1,300,000	1,344,031
01/01/20	5.000%	2,030,000	2,097,254

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Unlimited General Obligation Refunding Bonds
Project
Series 2006A (AGM)
01/01/18	4.250%	$1,350,000	$1,358,181
Series 1996A-2 (AMBAC)
01/01/18	5.500%	7,125,000	7,415,273
Series 2003B
01/01/17	5.000%	1,700,000	1,737,502
01/01/18	5.000%	1,500,000	1,542,195
Cook County Community High School District No. 228 Bremen
Limited General Obligation Bonds
Series 2014B
12/01/16	5.000%	1,250,000	1,321,338
12/01/17	5.000%	2,000,000	2,172,380
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/19	5.000%	600,000	685,326
DePaul University
Series 2004A
10/01/15	5.375%	2,000,000	2,017,100
Illinois Finance Authority (a)
Revenue Bonds
Ascension Health
Series 2012E
11/15/42	5.000%	2,000,000	2,147,260
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/19	5.000%	1,250,000	1,405,850
01/01/20	5.000%	1,500,000	1,721,460
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/16	5.000%	8,280,000	8,579,570
Regional Transportation Authority
Revenue Bonds
Series 2003B (NPFGC)
06/01/19	5.500%	3,945,000	4,558,250
Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,176,653
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B
06/15/17	5.000%	9,000,000	9,542,970
State of Illinois
Unlimited General Obligation Bonds
Series 2014
02/01/18	4.000%	2,750,000	2,857,910
04/01/18	5.000%	10,000,000	10,656,900
04/01/19	5.000%	10,000,000	10,757,700
Unlimited General Obligation Refunding Bonds
1st Series 2002 (XLCA)
08/01/15	5.500%	7,825,000	7,825,931
Series 2006
01/01/16	5.000%	4,655,000	4,733,763
Series 2010
01/01/16	5.000%	14,600,000	14,847,032

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2010 (AGM)
01/01/16	5.000%	$4,250,000	$4,322,803
Series 2012
08/01/15	5.000%	5,450,000	5,450,574
08/01/16	5.000%	20,000,000	20,758,800
Total			206,288,330

INDIANA 1.4%
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co.
Series 2009C
01/01/16	4.900%	10,000,000	10,181,600
Series 2008A-1
11/01/16	5.000%	2,665,000	2,812,348
Revenue Bonds
2nd Lien-CWA Authority, Inc.
Series 2011C
10/01/16	3.000%	10,000,000	10,279,100
Beacon Health System Obligation Group
Series 2013
08/15/15	4.000%	500,000	500,787
08/15/16	5.000%	1,000,000	1,047,110
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1
07/01/17	5.000%	1,000,000	1,080,920
Total			25,901,865
IOWA 0.8%
Iowa Finance Authority Revenue Bonds Genesis Health System Series 2010
07/01/16	5.000%	1,150,000	1,195,528
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-1 AMT (b)
12/01/15	3.500%	14,260,000	14,342,138
Total			15,537,666
KENTUCKY 0.1%
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A
08/01/18	5.000%	2,500,000	2,782,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 2.4%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	$4,505,000	$4,658,170
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Series 2010B
11/01/15	2.875%	2,750,000	2,767,160
Louisiana State Citizens Property Insurance Corp.
Prerefunded 06/01/16 Revenue Bonds
Series 2006B (AMBAC)
06/01/17	5.000%	6,090,000	6,317,461
Refunding Revenue Bonds
Series 2015
06/01/18	5.000%	2,850,000	3,142,895
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,265,072
09/01/16	5.000%	3,785,000	3,957,066
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,163,846
12/01/16	4.000%	1,000,000	1,043,270
State of Louisiana
Unlimited General Obligation Bonds
Series 2015
05/01/19	5.000%	9,250,000	10,509,572
Series 2015B
05/01/19	5.000%	2,530,000	2,874,510
Total			44,699,022
MAINE 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series 2010B Escrowed to Maturity
07/01/16	4.000%	335,000	346,273
07/01/16	4.000%	50,000	51,673
Unrefunded Revenue Bonds
Series 2010B
07/01/16	4.000%	3,170,000	3,275,783
Total			3,673,729
MARYLAND 1.6%
County of Charles Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2012
03/01/18	5.000%	4,395,000	4,864,078

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/16	5.000%	$600,000	$622,968
07/01/17	5.000%	400,000	428,236
07/01/18	5.000%	305,000	334,799
07/01/19	5.000%	500,000	560,440
State of Maryland
Unlimited General Obligation Bonds
1st Series 2014A
03/01/19	5.000%	6,465,000	7,368,160
Series 2011B
08/01/18	5.000%	11,000,000	12,333,640
University System of Maryland Revenue Bonds Series 2012C
04/01/18	5.000%	3,605,000	4,000,649
Total			30,512,970
MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency
Prerefunded Revenue Bonds
Boston Medical Center
Series 2012 Escrowed to Maturity
07/01/16	5.000%	800,000	834,392
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/16	5.000%	800,000	825,904
Massachusetts Development Finance Agency (a)
Revenue Bonds
Tufts University
Series 2011P
02/15/36	3.000%	3,700,000	3,754,723
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/16	5.250%	12,500,000	12,747,875
Massachusetts Educational Financing Authority (b)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/18	4.000%	1,500,000	1,581,690
01/01/19	5.000%	2,000,000	2,196,480
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,036,540
Total			24,977,604
MICHIGAN 1.6%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-5
07/01/18	5.000%	2,165,000	2,373,922

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Series 2014H-1
10/01/19	5.000%	$1,415,000	$1,601,412
State Revolving Fund Drinking Water
Series 2012
10/01/18	5.000%	3,640,000	4,104,209
Trinity Health Corp.
Series 2015
12/01/19	5.000%	2,000,000	2,295,880
Michigan Finance Authority (b)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/18	5.000%	1,180,000	1,295,487
11/01/19	5.000%	1,250,000	1,389,763
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group Series 2010
11/15/15	5.000%	2,000,000	2,027,440
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/17	5.000%	1,400,000	1,518,678
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/18	5.000%	1,000,000	1,107,750
05/01/19	5.000%	450,000	511,569
State of Michigan Trunk Line Refunding Revenue Bonds Series 2014
11/15/18	5.000%	5,180,000	5,847,339
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metropolitan Airport Series 2010C (AGM)
12/01/15	5.000%	4,780,000	4,855,715
Total			28,929,164
MINNESOTA 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2010D AMT (b)
01/01/16	5.000%	5,160,000	5,253,448
Moorhead Independent School District No. 152 Unlimited General Obligation Refunding Bonds School Buildings Series 2014A
04/01/18	5.000%	3,285,000	3,644,609
Total			8,898,057

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds Marshall County Industrial Development Authority Series 2012
01/01/16	4.000%	$1,500,000	$1,523,280
MISSOURI 0.8%
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/16	5.000%	1,325,000	1,378,954
07/01/17	5.000%	715,000	771,857
07/01/18	5.000%	765,000	849,700
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B
09/01/16	5.000%	410,000	430,287
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/19	5.000%	2,150,000	2,418,062
01/01/20	5.000%	7,825,000	8,987,482
Total			14,836,342
NEBRASKA 1.6%
Central Plains Energy Project Refunding Revenue Bonds Series 2014 (Royal Bank of Canada) (a)
08/01/39	5.000%	14,500,000	16,536,090
Nebraska Investment Finance Authority Revenue Bonds Series 2014A
03/01/44	3.000%	4,030,000	4,162,385
Nebraska Public Power District Refunding Revenue Bonds Series 2014
01/01/19	5.000%	2,000,000	2,258,680
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/19	5.000%	2,250,000	2,515,298
01/01/20	5.000%	3,030,000	3,442,595
Total			28,915,048
NEVADA 1.8%
Clark County School District
Limited General Obligation Refunding Bonds
Series 2014A
06/15/18	5.000%	10,000,000	11,100,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2014B
06/15/18	5.000%	$15,000,000	$16,650,000
County of Clark Department of Aviation Revenue Bonds Series 2014B
07/01/18	5.000%	5,000,000	5,561,200
Total			33,311,200
NEW JERSEY 4.3%
City of Newark Unlimited General Obligation Refunding Bonds Qualified General Improvement Series 2013A
07/15/16	5.000%	5,845,000	6,029,468
City of Trenton Unlimited General Obligation Refunding Bonds Series 2013
07/15/16	4.000%	1,100,000	1,132,450
County of Union
Prerefunded Unlimited General Obligation Bonds
Series 2012B Escrowed to Maturity
03/01/16	3.000%	75,000	76,218
Unrefunded Unlimited General Obligation Bonds
Series 2012B
03/01/16	3.000%	4,005,000	4,066,717
New Brunswick Parking Authority Refunding Revenue Bonds City Guaranteed Parking Series 2012
09/01/15	3.000%	1,500,000	1,503,242
New Jersey Building Authority Refunding Revenue Bonds Series 2013A
06/15/17	5.000%	5,500,000	5,795,790
New Jersey Economic Development Authority
Prerefunded Revenue Bonds
School Facilities Construction
Series 2010 Escrowed to Maturity
12/15/17	5.000%	820,000	900,581
Refunding Revenue Bonds
School Facilities Construction
Series 2014-PP
06/15/18	5.000%	5,000,000	5,341,550
Unrefunded Revenue Bonds
School Facilities Construction
Series 2010
12/15/17	5.000%	3,615,000	3,833,093
New Jersey Higher Education Student Assistance Authority (b)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/16	4.000%	1,000,000	1,040,500
12/01/17	5.000%	2,780,000	2,995,561
Senior Series 2015-1A AMT
12/01/16	5.000%	1,000,000	1,053,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
12/01/17	5.000%	$2,000,000	$2,155,080
12/01/18	5.000%	2,000,000	2,199,620
New Jersey State Turnpike Authority Revenue Bonds Series 2013D (a)
01/01/22	0.550%	4,000,000	4,002,840
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A Escrowed to Maturity (NPFGC)
09/15/17	5.000%	8,770,000	9,554,389
Prerefunded 09/15/15 Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A (NPFGC)
09/15/18	5.000%	4,450,000	4,476,389
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A
09/15/18	5.000%	3,500,000	3,850,455
New Jersey Transportation Trust Fund Authority Unrefunded Revenue Bonds Transportation System Series 1999
06/15/16	5.750%	4,860,000	5,046,333
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/17	5.000%	1,935,000	2,030,434
Unlimited General Obligation Refunding Bonds
Series 2010-Q
08/15/15	5.000%	13,195,000	13,219,011
Total			80,303,441
NEW YORK 15.1%
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	15,000	15,351
Prerefunded 09/01/15 Unlimited General Obligation Bonds
Subordinated Series 2005F-1
09/01/16	5.000%	355,000	356,413
Unlimited General Obligation Bonds
Series 2009C
08/01/17	5.000%	12,000,000	13,018,320
Series 2010B
08/01/17	5.000%	5,000,000	5,424,300
Series 2013E
08/01/18	5.000%	4,000,000	4,471,040
08/01/18	5.000%	5,960,000	6,661,850
Subordinated Series 2004H-B
03/01/19	5.000%	8,500,000	9,631,860
Subordinated Series 2008I-1
02/01/17	5.000%	8,635,000	9,205,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/18	5.000%	$4,645,000	$5,191,995
Series 2012F
08/01/18	5.000%	1,675,000	1,872,248
Series 2015C
08/01/16	2.000%	25,270,000	25,699,843
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	3,635,000	3,723,658
Subordinated Series 2005F-1
09/01/16	5.000%	2,995,000	3,007,280
City of New York (a)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
02/15/19	0.670%	6,250,000	6,250,500
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/17	5.000%	1,825,000	1,942,786
03/01/18	5.000%	1,825,000	1,999,269
03/01/19	5.000%	2,000,000	2,240,120
County of Suffolk
Limited General Obligation Bonds
Public Improvement
Series 2013B
10/15/15	3.000%	3,870,000	3,890,743
10/15/16	3.000%	3,905,000	4,013,168
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012
05/01/17	5.000%	3,000,000	3,228,180
Long Island Power Authority Revenue Bonds Series 2012B
09/01/16	5.000%	6,755,000	7,071,066
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/18	5.500%	5,000,000	5,706,900
Series 2008A
11/15/18	5.000%	2,125,000	2,391,220
Series 2012E
11/15/16	4.000%	1,000,000	1,045,210
11/15/17	5.000%	1,000,000	1,094,820
Transportation
Series 2005G
11/15/18	5.000%	2,900,000	3,267,314
Series 2010D
11/15/18	5.000%	1,890,000	2,129,387
Series 2014B
11/15/18	5.000%	1,000,000	1,126,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York City Industrial Development Agency (b)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/18	5.000%	$4,655,000	$5,045,229
New York City Industrial Development Agency (b)(f)
Revenue Bonds
John F. Kennedy International Airport Project
Series 2002B-R AMT
08/01/28	2.000%	5,000,000	5,005,950
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2012E-1
02/01/19	5.000%	4,750,000	5,394,812
New York State Dormitory Authority
Revenue Bonds
General Purpose
Series 2014A
02/15/18	5.000%	14,250,000	15,730,290
Mount Sinai School of Medicine
Series 2010A
07/01/16	5.000%	2,645,000	2,752,704
Series 2012B
03/15/16	5.000%	4,750,000	4,892,025
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E
11/01/16	1.100%	2,100,000	2,113,734
New York State Thruway Authority
Prerefunded Revenue Bonds
Series 2012I Escrowed to Maturity
01/01/17	5.000%	225,000	239,110
Revenue Bonds
General
2nd Series 2005B
04/01/16	5.000%	4,500,000	4,536,180
Series 2007H (NPFGC)
01/01/19	5.000%	6,240,000	6,840,725
Series 2013A
05/01/19	5.000%	15,000,000	17,030,700
Series 2014J
01/01/19	5.000%	1,200,000	1,350,036
Transportation
Series 2008A
03/15/17	5.000%	1,000,000	1,071,550
Unrefunded Revenue Bonds
General
2nd Series 2005B (NPFGC)
04/01/17	5.000%	5,960,000	6,007,918
Series 2012I
01/01/17	5.000%	775,000	822,229
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2014
03/15/19	5.000%	15,000,000	17,063,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Revenue Bonds
State Personal Income Tax
Series 2010A
03/15/19	5.000%	$3,235,000	$3,680,007
Series 2013E
03/15/17	5.000%	15,000,000	16,073,250
Port Authority of New York & New Jersey Revenue Bonds Consolidated 172nd Series 2012 AMT (b)
10/01/17	5.000%	5,000,000	5,432,000
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2011B
06/01/16	5.000%	20,000,000	20,786,600
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B
11/15/17	5.000%	3,325,000	3,647,458
Utica School District Unlimited General Obligation Refunding Bonds Series 2013
07/01/16	3.000%	1,000,000	1,017,000
Total			282,210,268
NORTH CAROLINA 0.8%
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	3,740,000	4,132,775
Refunding Revenue Bonds
Series 2012D Escrowed to Maturity
01/01/16	5.000%	5,875,000	5,992,147
State of North Carolina Revenue Bonds Grant Anticipation Revenue Vehicle Series 2007 (NPFGC)
03/01/18	5.000%	4,500,000	4,806,225
Total			14,931,147
OHIO 0.4%
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 (GNMA/FNMA)
11/01/28	5.000%	1,920,000	2,025,254
State of Ohio Refunding Revenue Bonds Series 2014B
12/15/19	5.000%	5,000,000	5,804,050
Total			7,829,304

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.1%
Cleveland County Educational Facilities Authority Revenue Bonds Norman Public Schools Project Series 2014
07/01/18	5.000%	$2,400,000	$2,664,984
PENNSYLVANIA 2.6%
City of Philadelphia Water & Wastewater Revenue Bonds Series 2010C (AGM)
08/01/16	5.000%	3,440,000	3,599,926
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/19	5.000%	5,650,000	6,391,732
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/19	5.000%	10,980,000	12,445,391
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73
12/01/18	5.000%	6,650,000	7,487,501
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,343,937
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/17	5.000%	1,250,000	1,318,688
01/15/18	5.000%	750,000	809,520
01/15/19	5.000%	1,000,000	1,098,810
Philadelphia Municipal Authority
Refunding Revenue Bonds
City Agreement
Series 2013A
11/15/15	5.000%	2,000,000	2,027,440
11/15/16	5.000%	1,750,000	1,845,497
School District of Philadelphia (The) Unlimited General Obligation Refunding Bonds Series 2015D
09/01/19	5.000%	3,750,000	4,216,575
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015
06/01/19	5.000%	2,890,000	3,242,609
Revenue Bonds
School District of Philadelphia
Series 2012
04/01/16	5.000%	2,000,000	2,061,040
Total			47,888,666

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND 0.9%
Rhode Island Commerce Corp. Revenue Bonds Grant Anticipation-Department of Transportation Series 2006A (NPFGC)
06/15/17	5.000%	$16,410,000	$16,995,345
SOUTH CAROLINA 1.5%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/16	4.000%	400,000	418,020
12/01/17	5.000%	500,000	545,030
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/18	5.000%	5,080,000	5,558,841
Series 2009A-4
01/01/19	5.000%	6,645,000	7,463,996
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/18	5.000%	1,100,000	1,233,342
12/01/19	5.000%	1,250,000	1,430,962
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Palmetto Health Series 2013A
08/01/15	3.000%	1,000,000	1,000,054
South Carolina State Public Service Authority
Refunding Revenue Bonds
Santee Cooper
Series 2012C
12/01/16	5.000%	5,065,000	5,367,583
Revenue Bonds
Santee Cooper
Series 2006A Escrowed to Maturity (NPFGC)
01/01/16	5.000%	4,295,000	4,381,201
Total			27,399,029
TENNESSEE 0.1%
Memphis-Shelby County Airport Authority Refunding Revenue Bonds Series 2010B AMT (b)
07/01/16	5.000%	1,000,000	1,039,690
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012
07/01/16	5.000%	1,250,000	1,303,613
Total			2,343,303

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS 4.4%
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A
01/01/17	5.000%	$925,000	$977,179
City Public Service Board of San Antonio
Refunding Revenue Bonds
Junior Lien
Series 2014
02/01/19	5.000%	13,865,000	15,734,279
Systems
Series 2011
02/01/16	5.000%	4,000,000	4,097,000
City of El Paso Water & Sewer Refunding Revenue Bonds Series 2014
03/01/19	4.000%	1,000,000	1,100,530
City of Houston Combined Utility System Refunding Revenue Bonds Combined 1st Lien-SIFMA Series 2012 (a)
05/15/34	0.620%	6,000,000	6,011,340
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2013D
11/01/16	5.000%	1,000,000	1,055,810
Dallas/Fort Worth International Airport (b)
Refunding Revenue Bonds
Series 2013E AMT
11/01/18	5.000%	20,980,000	23,467,809
Harris County-Houston Sports Authority Refunding Revenue Bonds Senior Lien Series 2014A
11/15/19	5.000%	3,000,000	3,444,960
Houston Independent School District Revenue Bonds Series 2014
09/15/19	5.000%	4,100,000	4,702,331
Lower Colorado River Authority Unrefunded Revenue Bonds Series 2010
05/15/16	5.000%	6,320,000	6,551,059
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2015A
01/01/19	5.000%	1,350,000	1,510,610
01/01/20	5.000%	1,105,000	1,260,009
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/15	5.000%	2,110,000	2,126,775
10/01/16	5.000%	1,925,000	2,021,558
10/01/17	5.000%	2,865,000	3,107,694

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014
12/01/18	2.500%	$4,995,000	$5,083,761
Total			82,252,704
UTAH 0.3%
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	4,690,000	4,797,636
VIRGINIA 0.2%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	3,335,000	3,382,957
WASHINGTON 3.9%
Energy Northwest
Refunding Revenue Bonds
Project 1
Series 2012B
07/01/17	5.000%	30,220,000	32,719,798
Wind Project
Series 2014
07/01/16	5.000%	1,000,000	1,041,860
07/01/17	5.000%	1,000,000	1,078,330
07/01/18	5.000%	1,425,000	1,579,299
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,144,320
State of Washington
Certificate of Participation
State & Local Agencies
Series 2012
07/01/16	4.000%	3,500,000	3,619,770
State & Local Agency Personal Property
Series 2014B
07/01/18	5.000%	5,000,000	5,564,300
Revenue Bonds
520 Corridor Program
Senior Series 2013
09/01/16	5.000%	2,000,000	2,096,720
Senior Series 2013C
09/01/19	5.000%	2,000,000	2,288,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2014E
02/01/18	5.000%	$4,410,000	$4,863,657
Various Purpose
Series 2013D
02/01/18	5.000%	2,810,000	3,099,065
Unlimited General Obligation Refunding Bonds
Series 2010A
01/01/19	5.000%	5,780,000	6,544,232
Various Purpose
Series 2009R
01/01/18	5.000%	4,940,000	5,433,061
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	630,000	666,691
Total			72,739,243
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(b)
01/01/41	2.250%	3,750,000	3,781,725
WISCONSIN —%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds Series 2013A
04/01/16	4.000%	185,000	189,560
WYOMING 0.2%
County of Sweetwater
Revenue Bonds
Series 2013
12/15/15	5.000%	2,000,000	2,032,960
12/15/16	5.000%	2,500,000	2,633,725
Total			4,666,685
Total Municipal Bonds (Cost: $1,416,418,705)			$1,422,167,803

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.1%
CALIFORNIA 0.5%
JPMorgan Chase Putters/Drivers Trust (a)(d)
Unlimited General Obligation Bonds
VRDN Series 2010-3797Z
08/01/16	0.240%	$4,545,000	$4,545,000
VRDN Series 2010-3801Z
08/01/18	0.240%	4,850,000	4,850,000
Total			9,395,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
FLORIDA 0.1%
JEA Water & Sewer System Revenue Bonds VRDN Subordinated Series 2008A-1 (U.S Bank) (a)(g)
10/01/38	0.010%	$2,000,000	$2,000,000
NEW YORK 0.5%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Future Tax Secured VRDN Subordinated Series 2015 (JPMorgan Chase Bank) (a)(g)
02/01/45	0.010%	8,500,000	8,500,000
Total Floating Rate Notes (Cost: $19,895,000)			$19,895,000

Municipal Short Term 21.2%
CALIFORNIA 0.8%
California Pollution Control Financing Authority Revenue Bonds Republic Services, Inc. VRDN Series 2010B (a)
08/01/24	0.400%	3,000,000	3,000,000
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012
10/01/15	0.230%	4,600,000	4,637,168
Lake Elsinore School District Revenue Notes TRAN Series 2015A
06/30/16	0.970%	5,715,000	5,768,664
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012
11/01/15	0.490%	1,700,000	1,708,619
Total			15,114,451
CONNECTICUT 1.1%
City of Hartford General Obligation Unlimited Notes BAN Series 2014
10/27/15	0.430%	10,000,000	10,037,800
City of New Britain Unlimited General Obligation Notes BAN Series 2015
03/25/16	0.520%	10,000,000	10,128,400
Total			20,166,200

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
KENTUCKY 1.6%
City of Pikeville Revenue Bonds Pikeville College of Optometry BAN Series 2015
08/01/17	2.110%	$15,000,000	$15,258,900
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Republic Services, Inc. Project Series 2010B (a)
04/01/31	0.430%	8,000,000	8,000,000
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013
07/01/17	5.000%	5,550,000	5,973,687
Total			29,232,587
MASSACHUSETTS 0.3%
City of Fall River Limited General Obligation Notes BAN Series 2015
02/12/16	0.440%	5,601,148	5,632,851
NEW JERSEY 1.5%
City of Newark
Refunding General Obligation Unlimited Notes
Series 2014D
12/08/15	0.830%	1,316,000	1,320,238
Refunding Unlimited General Obligation Notes
Series 2014F
12/08/15	0.930%	1,000,000	1,002,860
Unlimited General Obligation Notes
TAN Series 2015A
02/19/16	1.540%	5,000,000	5,005,600
City of Paterson Unlimited General Obligation Notes BAN Series 2015
12/15/15	3.790%	10,000,000	10,043,700
Township of Berkeley General Obligation Unlimited Notes BAN Series 2014A
08/25/15	0.820%	11,409,928	11,415,258
Total			28,787,656
NEW YORK 15.0%
Binghamton City School District Unlimited General Obligation Notes TAN Series 2015
01/28/16	0.400%	11,000,000	11,032,560

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Board of Cooperative Educational Services for the Sole Supervisory District Revenue Notes Series 2015
06/24/16	0.830%	$6,500,000	$6,567,860
City of Long Beach General Obligation Limited Notes RAN Series 2014A
09/18/15	1.240%	2,120,000	2,120,698
City of Rome General Obligation Limited Notes BAN Series 2014
09/04/15	0.660%	12,932,539	12,939,662
County of Monroe Limited General Obligation Notes BAN Series 2015
06/30/16	0.700%	10,835,000	10,913,987
County of Nassau Limited General Obligation Notes RAN Series 2015A
03/15/16	0.610%	17,000,000	17,146,540
County of Rockland General Obligation Limited Notes RAN Series 2014
08/12/15	0.880%	9,900,000	9,901,987
County of Suffolk General Obligation Limited Notes TAN Series 2014
09/11/15	0.440%	25,000,000	25,029,951
Haverstraw-Stony Point Central School District Unlimited General Obligation Notes BAN Series 2015
06/24/16	1.750%	6,140,000	6,205,391
Jamestown City School District
Unlimited General Obligation Notes
BAN Series 2015
06/23/16	0.790%	13,850,000	13,999,442
06/23/16	0.870%	23,390,000	23,625,303
Lewiston-Porter Central School District Unlimited General Obligation Notes BAN Series 2015
07/21/16	0.850%	24,005,000	24,271,215
Liverpool Central School District Unlimited General Obligation Notes RAN Series 2015A
07/07/16	0.710%	5,000,000	5,036,700
Mount Markham Central School District Unlimited General Obligation Notes BAN Series 2015
06/28/16	0.810%	4,750,000	4,801,253

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Niagara Falls City School District Unlimited General Obligation Notes BAN Series 2015
06/23/16	0.700%	$20,109,094	$20,342,158
Salmon River Central School District Unlimited General Obligation Notes RAN Series 2015
06/17/16	0.780%	9,000,000	9,076,140
Schenectady City School District Unlimited General Obligation Notes BAN Series 2015
07/08/16	0.390%	15,000,000	15,225,900
Town of Oyster Bay
Limited General Obligation Notes
BAN Series 2015B
07/08/16	1.010%	16,200,000	16,273,710
TAN Series 2015
03/25/16	1.020%	9,500,000	9,529,355
Utica School District Unlimited General Obligation Notes BAN Series 2015
07/22/16	1.160%	20,000,000	20,161,800
Village of Arcade General Obligation Limited Notes BAN Series 2014
08/20/15	0.830%	4,770,000	4,771,752
Wappingers Central School District Unlimited General Obligation Notes TAN Series 2015
10/30/15	0.410%	6,000,000	6,008,880
Weedsport Central School District Unlimited General Obligation Notes BAN Series 2015
07/15/16	0.690%	4,850,000	4,887,539
Total			279,869,783

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
OHIO 0.6%
State of Ohio Refunding Revenue Bonds Republic Services, Inc. Project Series 2010 (a)
11/01/35	0.430%	$12,000,000	$12,000,000
PENNSYLVANIA 0.3%
Clarion County Industrial Development Authority Revenue Bonds Student Housing BAN Series 2014
05/01/16	0.950%	5,000,000	5,003,800
Total Municipal Short Term (Cost: $395,610,113)			$395,807,328

	Shares	Value

Money Market Funds 1.2%
JPMorgan Tax-Free Money Market Fund, 0.010% (h)	22,113,661	$22,113,661
Total Money Market Funds (Cost: $22,113,661)		$22,113,661
Total Investments
(Cost: $1,854,037,479) (i)		$1,859,983,792(j)
Other Assets & Liabilities, Net		4,650,116
Net Assets		$1,864,633,908

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $11,428,040 or 0.61% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2015, the value of these securities amounted to $1,005,660 or 0.05% of net assets.

(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(i)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $1,854,037,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,179,000
Unrealized Depreciation	(2,232,000)
Net Unrealized Appreciation	$5,947,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	1,422,167,803	—	1,422,167,803
Floating Rate Notes	—	19,895,000	—	19,895,000
Municipal Short Term	—	395,807,328	—	395,807,328
Money Market Funds	22,113,661	—	—	22,113,661
Total Investments	22,113,661	1,837,870,131	—	1,859,983,792

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2015